ROPES & GRAY LLP2099 PENNSYLVANIA AVENUE, NW WASHINGTON, DC 20006-6807WWW.ROPESGRAY.COM

March 1, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Homestead Funds, Inc. (“Homestead Funds”): File Nos. 033-35788 and 811-06136

Post-Effective Amendment No. 68 to the Registration Statement

Dear Sir or Madam:

On behalf of Homestead Funds and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No. 68 to Homestead Funds’ Registration Statement under the Securities Act and Amendment No. 69 under the 1940 Act on Form N-1A (the “Amendment”).  Manually executed signature pages have been obtained prior to the time of this electronic filing and will be retained by Homestead Funds for five years.

In addition to the Part C, the Amendment includes the following: (i) a Prospectus relating to Homestead Funds; and (ii) a Statement of Additional Information relating to Homestead Funds.  Pursuant to Rule 485(a)(1) under the Securities Act, it is proposed that the Amendment become effective 60 days after filing unless superseded by a subsequent filing.

No fees are required in connection with this filing.  If you have any questions concerning this filing, please call me at (202) 626-3909.

Sincerely,

/s/ Nathan Briggs

Nathan Briggs